SCHEDULE OF RECONCILIATION OF INCOME TAXES AT THE STATUTORY RATE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Loss from continuing operations before provision for income taxes			$ (56,315,143)	$ (4,618,050)
Tax at the Singapore rate of 17%			$ (9,573,574)	$ (785,069)
Tax at the Singapore rate			17.00%	17.00%
Reconciling items:
Permanent differences			$ 5,867,054	$ 31,272
Current period net operating losses not recognized as a deferred tax asset			3,019,483	743,997
Rate differential – non-Singapore entities			(736,092)	(55,045)
Other deferred tax activity			359,533	(64,007)
(Benefit from) Provision for income taxes	$ (324,666)	$ (24,238)	$ (1,063,596)	$ (128,852)	[1]

[1]	Restatement details in Note 2